Collaborations - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	9 Months Ended	12 Months Ended
	Jul. 31, 2018	Mar. 31, 2019	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Jul. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment of stock issuance costs			$ 232		$ 394
Related party transactions revenue recognized			39,917	$ 26,749	9,514
Contract with customers liability current			71,255	84,090
Contract with customers liability non current				3,374
Glaxosmithkline Agreement [Member] | Glaxosmith Kline [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate receivables by the company pursuant to the agreement		$ 400,000			400,000
Temporary equity fair value		272,700			272,700
Performance obligation transaction price		127,300			127,300
Cumulative payments received			75,000
Related party transactions revenue recognized			39,900	26,700	9,500
Contract with customers liability current			30,100	41,700
Contract with customers liability non current			0	3,400
Performance obligation revenue recognized				2,600
Glaxosmithkline Agreement [Member] | Glaxosmith Kline [Member] | Accounts Payable and Accrued Liabilities [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payable towards reimbursement of shared costs			11,500	7,800
Glaxosmithkline Agreement [Member] | Glaxosmith Kline [Member] | Research and Development Expense [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Expenditure Incurred Pursuant To Cost Sharing Agreements			18,700	19,100	6,300
Glaxosmithkline Agreement [Member] | Glaxosmith Kline [Member] | Cost of Sales [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Expenditure Incurred Pursuant To Cost Sharing Agreements			$ (1,400)	$ 1,000	(200)
Glaxosmithkline Agreement [Member] | Glaxosmith Kline [Member] | Annual Payment One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Annual payment receivable by the company		25,000			25,000
Glaxosmithkline Agreement [Member] | Glaxosmith Kline [Member] | Annual Payment Two [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Annual payment receivable by the company		25,000			25,000
Glaxosmithkline Agreement [Member] | Glaxosmith Kline [Member] | Annual Payment Three [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Annual payment receivable by the company		25,000			25,000
Glaxosmithkline Agreement [Member] | Glaxosmith Kline [Member] | Annual Payment Four [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Annual payment receivable by the company		25,000			25,000	$ 25,000
Glaxosmithkline Agreement [Member] | Glaxosmith Kline [Member] | Series F Redeemable Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Temporary equity shares issued during the period shares	17,291,066
Proceeds from redeemable preferred stock net	$ 299,600
Temporary equity issue price per share	$ 17.35
Payment of stock issuance costs	$ 400
Proceeds from redeemable preferred stock net		300,000
Almirall Agreement [Member] | Almirall [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Performance obligation transaction price		2,700			2,700
Almirall Agreement [Member] | Almirall [Member] | One Time Payment [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Performance obligation transaction price		2,500			2,500
Almirall Agreement [Member] | Almirall [Member] | Payment Over Agreement Term [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Performance obligation transaction price		$ 200			$ 200